UPDATING SUMMARY PROSPECTUS FOR EXISTING INVESTORS

April 25, 2025

THE GUARDIAN INVESTOR PROFREEDOM VARIABLE ANNUITYSM (C SHARE)

Issued by The Guardian Insurance & Annuity Company, Inc.

Separate Account R

The prospectus for the Guardian Investor ProFreedom Variable AnnuitySM (C Shares), an individual flexible premium deferred variable annuity contract offered by The Guardian Insurance & Annuity Company, Inc. (GIAC, we, us, our), contains more information about the contract, including its features, benefits, and risks. You can find the current prospectus and other information about the contract online at https://Guardianlife.onlineprospectus.net/Guardianlife/profreedomc/?ctype=product_prospectus. You can also obtain this information at no cost by calling 1-800-830-4147 or by sending an email request to GIAC_CRU@glic.com.

Additional general information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.

The Securities and Exchange Commission has not approved or disapproved the Policy or passed upon the adequacy of this Summary Prospectus. Any representation to the contrary is a criminal offense.

Special Terms Used In This Prospectus

Accumulation period

The period between the issue date of the contract and the Annuity Commencement Date.

Accumulation unit

A unit of measure used to determine the value of a contract owner’s interest in each variable investment option under the contract before Annuity Payments begin.

Accumulation value

The sum of the values attributable to the variable investment options.

Annuitant

The person on whose life the Annuity Payments are based and on whose death, prior to the Annuity Commencement Date, benefits under the Contract are paid.

Annuity commencement date

The date on which annuity payments under the Basic Contract begin.

Annuity payments

Periodic payments made by GIAC to the contract owner at monthly or other periodic intervals after the Annuity Commencement Date.

Basic contract

The contract, excluding any optional benefit riders or endorsements.

Beneficiary

The person(s) designated to receive any benefits under a contract upon the death of an owner or on the death of the Annuitant if there is a non-natural owner.

Contract anniversary

The annual anniversary measured from the issue date of the contract.

Contingent annuitant

A contingent annuitant is the person you name at issue to become the annuitant if the annuitant dies before the annuity commencement date. The owner’s right to name a contingent annuitant may be restricted under the provisions of a retirement or deferred compensation plan for which the contract is issued. A contingent annuitant may be named only if permitted by the laws of the jurisdiction in which the contract is issued, and is not permitted if there is a non-natural Owner.

Contingent beneficiary

The person(s) designated to receive any benefits under a contract upon an owner’s death should there be no surviving Owner and all primary Beneficiaries predecease such Owner.

Customer service office contact center

For telephonic communications: Customer Service Office Contact Center 8:00 a.m. to 7:00 p.m. Eastern Time 1-800-830-4147.

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Death benefit covered person (California only)

The person shown on the Contract data pages on whom a death benefit is payable under the contract in the event of that person’s death prior to the Annuity Commencement Date. This person cannot be changed except in accordance with the spousal continuation provision.

Due proof of death in good order

A certified death certificate, all necessary claim paperwork and such other information as we may require to process the death benefit for at least one Beneficiary.

Funds

The open-end management investment companies, each corresponding to a variable investment option. The Funds are listed on the front cover of this prospectus.

Good order

Notice from any party authorized to initiate a transaction under this contract, received in a format satisfactory to GIAC at its Mailing Address, that contains all information required by GIAC to process that transaction. In addition, transaction requests must be received on a valuation date no later than the close of the New York Stock Exchange, generally 4:00 p.m. Eastern time, in order to receive that day’s accumulation unit values.

Mailing Address

For private express mail with tracking number:

Talcott Resolution – Annuity Service Operations

Administrator for your Guardian Annuity Contract

6716 Grade Ln., Building 9, Suite 910

Louisville, KY 40213

For standard mail delivery without tracking number:

Talcott Resolution – Annuity Service Operations

Administrator for your Guardian Annuity Contract

P.O. Box 14293

Louisville, KY 40512-4293

Monthly contract anniversary

The same date of each calendar month as the issue date of the basic contract, or the last day of a calendar month, if earlier.

Net premium(s)

A premium paid by the owner to us in accordance with the provisions of the contract, less premium taxes that we may deduct from a premium, if any.

Owner (Contract owner)

You (or your); the person(s) or entity designated as the owner in the Contract.

Valuation date

A date on which Accumulation Unit Values are determined. Accumulation unit values are determined on each date on which the New York Stock Exchange or its successor is open for trading.

Valuation period

The period between two successive Valuation Dates.

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Variable investment options

The investment divisions of Separate Account R that are available for allocations of net premiums and Accumulation Values.

Updated Information About Your Contract

The information in this Updating Summary Prospectus is a summary of certain Contract features that have changed since the Prospectus dated May 1, 2024. This may not reflect all of the changes that have occurred since you entered into your Contract. There have been changes to the underlying Funds’ information in the Fees and Expenses table and Appendix A that are contained in this Summary Prospectus.

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Important Information You Should Consider About The Contract

An investment in the contract is subject to fees, risks, and other important considerations, some of which are briefly summarized in the following table. You should review the prospectus for additional information about these topics.

Fees and Expenses				Location in Prospectus
Charges for Early Withdrawals	There are no charges for early withdrawals of a portion or all of the Contract Accumulation Value.			Financial Information – Contract Costs and Expenses
Transaction Charges	There are no charges for other contract transactions.			Financial Information – Contract Costs and Expenses
Ongoing Fees and Expenses (annual charges)

The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your contract specifications page for information about the specific fees you will pay each year other options you have elected.

Contracts issued in conjunction with applications signed before May 1, 2017:

				Financial Information – Contract Costs and Expenses
	Annual Fee	Minimum	Maximum
	Base Contract[1]	1.70%
	Underlying Fund options (fund fees and expenses) [2]	0.50%	2.64%
	Optional benefits (if elected) [3]	0.25%	0.35%
	[1] As a percentage of the Accumulation Value in the Variable Investment Options. [2] As a percentage of Fund net assets. [3] As a percentage of the Accumulation Value in the Variable Investment Options.
	Contracts issued in conjunction with applications signed on or after May 1, 2017:
	Annual Fee	Minimum	Maximum
	Base contract [1]	1.70%
	Investment options [2] (Portfolio Company fees and expenses)	0.50%	2.64%
	Optional benefit available for an additional charge [3]	0.25%	0.50%
	[1] As a percentage of the Accumulation Value in the Variable Investment Options. [2] As a percentage of Fund net assets. [3] As a percentage of the Accumulation Value in the Variable Investment Options.
	Because your contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the contract, which could add surrender charges that substantially increase costs.

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Fees and Expenses			Location in Prospectus
	Lowest Annual Cost $2,611	Highest Annual Cost $5,063

Assumes:

• Investment of $100,000

• 5% annual appreciation

• Least expensive combination of contract class, fund fees and expenses

• No optional benefits

• No sales charges

• No additional purchase payments, transfers, or withdrawals

Assumes:

• Investment of $100,000

• 5% annual appreciation

• Most expensive combination of optional benefits and fund fees and expenses

• No sales charges

• No additional purchase payments, transfers, or withdrawals

Risks			Location in Prospectus
Risk of Loss	You can lose money by investing in this contract including loss of principal.		Principal Risks
Not a Short-Term Investment	This contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. Tax deferral is generally more beneficial to investors with a long time horizon.		Principal Risks
Risks Associated with Investments

An investment in this contract is subject to the risk of poor investment performance and can vary based on the investment options available under the contract.

Each investment option, has its own unique risks.

You should review the prospectuses for the available funds before making an investment decision.

Principal Risks
Insurance Company Risks	An investment in the contract is subject to the risks related to us, as the Depositor. Any obligations, guarantees, and benefits of the contract are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. More information about GIAC, including our financial strength ratings, is available by contacting us at 1-800-830-4147.		Principal Risks
Restrictions			Location in Prospectus
Investments

We reserve the right to remove or substitute the Variable Investment Options that are available as investment options under the contract.

You may only invest in up to 25 Variable Investment Options at any one time.

The number of transfer you make among the Variable Investment Options are limited to 15 per year, 5 per quarter and 3 per month.

We may further limit transfer based on frequent trading.

The Accumulation Period Financial Information – Contract Costs and Expenses
Optional Benefits	Withdrawals may reduce the value of an optional death benefit by an amount greater than the value withdrawn, which could significantly reduce the value or even terminate the benefit.		Other Contract Features

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Taxes		Location in Prospectus
Tax Implications

You should consult with a tax professional to determine the tax implications of an investment in and payments received under this contract.

If you purchase the contract through a tax-qualified plan or individual retirement account, you do not get any additional tax deferral.

You will generally not be taxed on increases in the value of the contract until they are withdrawn. Withdrawals will be subject to ordinary income tax, and may be subject to tax penalties if you take a withdrawal before age 59 1⁄2.

Financial Information – Federal tax matters
Conflict of Interest		Location in Prospectus
Investment Professional Compensation	Your investment professional may receive compensation for selling this contract to you, in the form of commissions, additional cash benefits (e.g., bonuses), and non-cash compensation. This conflict of interest may influence your investment professional to recommend this contract over another investment for which the investment professional is not compensated or compensated less.	Your rights and responsibilities – Distribution of the contract
Contract Exchanges	If you already own an insurance contract, some investment professionals may have a financial incentive to offer you a new contract in place of the one you own. You should only exchange a contract you already own if you determine, after comparing the features, fees, and risks of both contracts, that it is better for you to purchase the new contract rather than continue to own your existing contract.	Buying a contract

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Appendix A — Funds Available Under the Contract

The following is a list of Funds available under the contract. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found on line: https://Guardianlife.onlineprospectus.net/Guardianlife/profreedomc/?ctype=product_prospectus. You can also request this information at no cost by calling the Customer Service Office Contact Center at 1-800-830-4147 or by sending an email request to GIAC_CRU@glic.com.

The current expenses and performance information below reflect fees and expenses of the Funds, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.

			As of December 31, 2024
Investment Objective	Portfolio Company And Adviser/SubAdviser	Current Expenses	1 Year Average Annual Total Return	5 Year Average Annual Total Return	10 Year Average Annual Total Return
Maximize total return consistent with the Adviser’s determination of reasonable risk.	AB VPS Dynamic Asset Allocation Portfolio (Class B) AllianceBernstein, L.P.	1.10%	10.43%	3.15%	3.82%
Seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the Alerian Midstream Energy Select Index (the “Index”).	ALPS/ Alerian Energy Infrastructure Portfolio (Class III) ALPS Advisors, Inc.	0.80%	40.60%	14.15%	5.07%
to seek to maximize total return, which consists of appreciation on its investments and a variable income stream.	ALPS Global Opportunity (Class III)[1] ALPS Advisors, Inc.	0.95%	18.01%	7.91%	9.07%
The fund’s investment objective is to provide high total return (including income and capital gains) consistent with preservation of capital over the long term.	American Funds Insurance Series® Asset Allocation Fund (Class 4) Capital Research and Management Company	0.79%	16.11%	8.04%	8.05%
The fund’s investment objective is to provide long-term growth of capital while providing current income.	American Funds Insurance Series® Capital World Growth and Income Fund (Class 4) Capital Research and Management Company	0.92%	13.70%	7.04%	8.17%

[1]	This Fund is only available for investment under your contract if your contract was issued in conjunction with an application dated before May 1, 2017 and you have contract value allocated to the Fund, or premium allocation instructions, dollar cost averaging instructions or rebalancing instructions that include the Fund (collectively “Allocation Instructions”), as of April 30, 2017. If at any time after April 30, 2017, you no longer have Contract Value allocated to the Fund and no Allocation Instructions that include the Fund, the Fund will no longer be available as an investment allocation option under your contract.

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			As of December 31, 2024
Investment Objective	Portfolio Company And Adviser/SubAdviser	Current Expenses	1 Year Average Annual Total Return	5 Year Average Annual Total Return	10 Year Average Annual Total Return
The fund’s investment objective is to provide long-term growth of capital.	American Funds Insurance Series® Global Growth Fund (Class 4) Capital Research and Management Company	0.91%	13.39%	9.49%	10.46%
The fund’s investment objective is to provide growth of capital.	American Funds Insurance Series® Growth Fund (Class 4) Capital Research and Management Company	0.84%	31.29%	18.53%	16.29%
The fund’s investment objectives are to achieve long-term growth of capital and income.	American Funds Insurance Series® Growth-Income Fund (Class 4) Capital Research and Management Company	0.78%	23.93%	12.73%	11.93%
The fund’s investment objective is to provide as high a level of current income as is consistent with the preservation of capital.	American Funds Insurance Series® The Bond Fund of America (Class 4) Capital Research and Management Company	0.73%	0.98%	0.07%	1.42%
The fund’s investment objective is to provide a high level of current income consistent with prudent investment risk and preservation of capital.	American Funds Insurance Series® U.S. Government Securities Fund (Class 4) Capital Research and Management Company	0.75%	0.44%	-0.13%	0.84%
The fund seeks to achieve its objective by investing in alternative (or non-traditional) investment strategies.	DWS Alternative Asset Allocation VIP (Class B) DWS Investment Management Americas Inc. RREEF America L. L. C.	1.26%	5.30%	3.97%	2.83%
Seeks as high a level of current income as is consistent with preservation of capital and liquidity.	Fidelity VIP Government Money Market Portfolio (Service Class 2)[2] Fidelity Management & Research Company LLC FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.50%	4.84%	2.17%	1.44%
The Fund seeks to provide capital appreciation and moderate current income while seeking to manage volatility.	Guardian Balanced Allocation VIP Fund Park Avenue Institutional Advisers LLC Wellington Management Company LLP	0.89%	13.81%	0.00%	0.00%

2	There is no assurance that this Fund will be able to maintain a stable net asset value per share. In addition, during extended periods of low interest rates, and partly as a result of asset-based separate account charges, the yield on this investment account may become low and possibly negative.

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			As of December 31, 2024
Investment Objective	Portfolio Company And Adviser/SubAdviser	Current Expenses	1 Year Average Annual Total Return	5 Year Average Annual Total Return	10 Year Average Annual Total Return
The Fund seeks income and capital appreciation to produce a high total return.	Guardian Core Plus Fixed Income VIP Fund Park Avenue Institutional Advisers LLC Lord, Abbett & Co. LLC	0.81%	2.38%	-0.06%	0.00%
The Fund seeks capital appreciation.	Guardian Diversified Research VIP Fund Park Avenue Institutional Advisers LLC Putnam Investment Management, LLC	0.96%	25.89%	14.77%	0.00%
The Fund seeks long-term growth of capital.	Guardian Growth & Income VIP Fund Park Avenue Institutional Advisers LLC AllianceBernstein L.P.	0.97%	11.00%	8.98%	0.00%
The Fund seeks capital appreciation.	Guardian Integrated Research VIP Fund Park Avenue Institutional Advisers LLC Wellington Management Company LLP	0.85%	25.85%	13.51%	0.00%
The Fund seeks long-term capital appreciation.	Guardian International Equity VIP Fund Park Avenue Institutional Advisers LLC Schroder Investment Management North America Inc. (“SIMNA”) Schroder Investment Management North America Limited (“SIMNA Ltd.”)	1.11%	4.26%	2.46%	0.00%
The Fund seeks total return consisting of long-term capital growth and current income.	Guardian International Growth VIP Fund Park Avenue Institutional Advisers LLC J.P. Morgan Investment Management Inc.	1.17%	5.31%	4.50%	0.00%
The Fund seeks to maximize long-term growth.	Guardian Large Cap Disciplined Growth VIP Fund Park Avenue Institutional Advisers LLC Wellington Management Company LLP	0.87%	28.84%	15.50%	0.00%

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			As of December 31, 2024
Investment Objective	Portfolio Company And Adviser/SubAdviser	Current Expenses	1 Year Average Annual Total Return	5 Year Average Annual Total Return	10 Year Average Annual Total Return
The Fund seeks to provide long-term growth of capital primarily through investment in equity securities. Current income is a secondary objective.	Guardian Large Cap Disciplined Value VIP Fund Park Avenue Institutional Advisers LLC Boston Partners Global Investors, Inc. d/b/a	0.97%	15.52%	10.38%	0.00%
The Fund seeks long-term growth of capital.	Guardian Large Cap Fundamental Growth VIP Fund Park Avenue Institutional Advisers LLC FIAM LLC	0.99%	30.08%	14.99%	0.00%
The Fund seeks long-term capital appreciation.	Guardian Mid Cap Relative Value VIP Fund Park Avenue Institutional Advisers LLC Allspring Global Investments, LLC	1.08%	11.64%	8.96%	0.00%
The Fund seeks long-term growth of capital.	Guardian Mid Cap Traditional Growth VIP Fund Park Avenue Institutional Advisers LLC Janus Henderson Investors US LLC	1.09%	14.26%	9.08%	0.00%
The Fund seeks long term growth of capital.	Guardian Select Mid Cap Core VIP Fund Park Avenue Institutional Advisers LLC FIAM LLC	0.92%	12.43%	0.00%	0.00%
The Fund seeks capital appreciation.	Guardian Small Cap Value Diversified VIP Fund formerly Guardian Small Cap Core VIP Fund Park Avenue Institutional Advisers LLC Boston Partners Global Investors, Inc.	1.05%	7.57%	3.72%	0.00%
The Fund seeks capital appreciation.	Guardian Strategic Large Cap Core VIP Fund Park Avenue Institutional Advisers LLC AllianceBernstein L.P.	0.89%	19.73%	0.00%	0.00%
Seeks long-term capital appreciation with less risk than traditional equity funds.	Guggenheim VT Multi-Hedge Strategies Guggenheim Investments	1.82%	-3.66%	2.43%	1.68%

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			As of December 31, 2024
Investment Objective	Portfolio Company And Adviser/SubAdviser	Current Expenses	1 Year Average Annual Total Return	5 Year Average Annual Total Return	10 Year Average Annual Total Return
Total return with a low to moderate correlation to traditional financial market indices.	Invesco V.I. Balanced-Risk Allocation Fund (Series II) Invesco Advisers, Inc.	1.06%	3.56%	2.51%	3.57%
Seeks long-term growth of capital.	Janus Henderson Global Technology and Innovation Portfolio (Service Shares) Janus Henderson Investors US LLC	0.97%	31.76%	17.80%	19.06%
Total Return.	Lazard Retirement Global Dynamic Multi Asset Portfolio (Service Shares) Lazard Asset Management LLC	1.05%	8.60%	2.33%	4.35%
Long-term total return using a strategy that seeks to protect against U.S. inflation.	LVIP American Century Inflation Protection Fund Service Class American Century Investment Management, Inc.	0.72%	1.54%	1.22%	1.73%
To seek to provide total return through a combination of high current income and capital appreciation.	Macquarie VIP High Income Series Service Class Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust) Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG;Macquarie Investment Management Europe Limited	0.97%	6.20%	3.51%	4.13%
The Fund seeks to achieve capital growth by engaging in merger arbitrage.	The Merger Fund VL Virtus Investment Advisers, Inc. Westchester Capital Management, LLC	1.40%	3.53%	3.40%	3.41%
The Fund seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries.	Morgan Stanley Variable Insurance Fund, Inc. Emerging Markets Equity Portfolio (Class II) Morgan Stanley Investment Management Inc. Morgan Stanley Investment Management Company	1.30%	7.72%	1.23%	3.03%
The Portfolio seeks maximum long-term return, consistent with preservation of capital and prudent investment management.	PIMCO Dynamic Bond Portfolio (Advisor Class) PIMCO	1.13%	5.39%	2.27%	2.47%

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			As of December 31, 2024
Investment Objective	Portfolio Company And Adviser/SubAdviser	Current Expenses	1 Year Average Annual Total Return	5 Year Average Annual Total Return	10 Year Average Annual Total Return
Seeks capital appreciation.	Putnam VT Small Cap Value Fund Class IB Franklin Advisers, Inc. Franklin Templeton Investment Management Limited Putnam Investments Limited (PIL)	1.02%	6.20%	10.71%	8.10%
The fund seeks long-term capital appreciation.	T. Rowe Price Health Sciences Portfolio II T. Rowe Price Associates, Inc.	1.10%	1.42%	5.81%	8.20%
Seeks long-term capital appreciation by investing primarily in global resource securities. Income is a secondary consideration.	VanEck VIP Global Resources Fund Van Eck Associates Corporation	1.30%	-3.09%	7.28%	0.57%
Current income and total return.	Victory Pioneer Bond VCT Portfolio (Class II) Victory Capital Management Inc.	0.83%	3.01%	0.43%	1.73%
The Series has investment objectives of capital appreciation and income with approximately equal emphasis.	Virtus Duff & Phelps Real Estate Securities Series Virtus Investment Advisers, Inc. Duff & Phelps Investment Management Co.	1.10%	10.92%	5.58%	6.12%

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The prospectus and SAI dated April 25, 2025, are parts of the registration statement that we filed with the Securities and Exchange Commission (SEC). Both documents contain additional important information about the contract. The prospectus and SAI are incorporated herein by reference, which means they are legally a part of this Updating Summary Prospectus. For a free copy of the prospectus or SAI, or for general inquiries, call our Service Center at 1-800-830-4147 or write to our Service Center using the following address:

For private express mail with tracking number:

Talcott Resolution – Annuity Service Operations

Administrator for your Guardian Annuity Contract

6716 Grade Ln., Building 9, Suite 910

Louisville, KY 40213

For standard mail delivery without tracking number:

Talcott Resolution – Annuity Service Operations

Administrator for your Guardian Annuity Contract

P.O. Box 14293

Louisville, KY 40512-4293

The SEC maintains a website (http://www.sec.gov) that contains the registration statement, material incorporated by reference, and other information regarding companies that file electronically with the SEC. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.

Contract ID - C000139698

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